Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	231,967				231,967		231,967	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	54,225							54,225
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	30,189	9	984	29,196			30,189
Shares from exercise of options and related tax effects		6,125	685,666
Compensation expense related to stock options	14,631			14,631			14,631
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	(6,475)			596			596	(7,071)
Cash contributions from noncontrolling interests	23,787							23,787
Changes in fair value of noncontrolling interests	(15,266)			(15,266)			(15,266)
Comprehensive income (loss)
Net Income	515,790				481,462		481,462	34,328
Other comprehensive income (loss) - net	162,659					162,180	162,180	479
Total comprehensive income	678,449						643,642	34,807
Shareholders equity at Jun. 30, 2011	$ 7,921,003	$ 4,449	$ 369,986	$ 3,368,938	$ 4,058,893	$ (31,865)	$ 7,770,401	$ 150,602
Shares issued at Jun. 30, 2011		3,963,293	298,964,667